Employees, Aggregate employee remuneration (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Employee	Dec. 31, 2020 USD ($) Employee	Dec. 31, 2019 USD ($) Employee
Employees [Abstract]
Average number of employees | Employee	241	174	99
Employee remuneration [Abstract]
Wages and salaries	$ 46,983	$ 32,688	$ 17,268
Social security costs	4,225	3,431	2,037
Pension costs - employees	1,643	1,213	769
Directors' remuneration	3,138	2,158	2,555
Share based payments	8,341	4,729	841
Total employee costs	$ 64,330	$ 44,219	$ 23,470